Share-based awards - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 85.75	$ 68.24
Assumptions:
Expected volatility	33.00%	30.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	4.22%	1.74%
Expected life	5 years	5 years